Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Weighted average shares outstanding of common stock				1,785,218
Basic and diluted net income per share, Common stock (in Dollars per share)				$ (0.04)
Redemption feature
Weighted average shares outstanding of common stock		7,727,686	7,711,242
Basic and diluted net income per share, Common stock (in Dollars per share)		$ (0.02)	$ (0.08)
No redemption feature
Weighted average shares outstanding of common stock	1,437,500	2,227,054	2,018,599
Basic and diluted net income per share, Common stock (in Dollars per share)	$ 0.00	$ (0.02)	$ (0.08)